                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        9-30-08
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon A. Theobald
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jon A. Theobald                St. Paul, MN           11-13-08
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        146
                                        --------------------

Form 13F Information Table Value Total:    3,444,701,418
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                    FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09/30/08

                                 ITEM 2     ITEM 3       ITEM 4       ITEM 5             ITEM 6   ITEM 7     ITEM 8
                                                                                                             VOTING
                                TITLE OF                 MARKET                         INVSTMT             AUTHORITY
NAME OF ISSUER                    CLASS     CUSIP        VALUE        SHARES    SH/PRN   DISCR   MANAGERS     SOLE
COMMON STOCK
Abbott Laboratories             COM       002824100      7,234,590     125,644  SHR     SOLE                  125,644
ADC Telecom                     COM       000886309     17,617,205   2,084,876  SHR     SOLE                2,084,876
Adobe Systems                   COM       00724F101        246,017       6,233  SHR     SOLE                    6,233
American Express                COM       025816109      2,956,952      83,459  SHR     SOLE                   83,459
American Int'l Group            COM       026874107         56,540      16,979  SHR     SOLE                   16,979
Ameriprise Financial            COM       03076C106        263,809       6,906  SHR     SOLE                    6,906
Amgen                           COM       031162100      4,490,295      75,760  SHR     SOLE                   75,760
Anadarko Pete Corp              COM       032511107        327,540       6,752  SHR     SOLE                    6,752
Apache Corp                     COM       037411105        404,502       3,879  SHR     SOLE                    3,879
Assoc Banc Corp                 COM       045487105     34,751,179   1,741,914  SHR     SOLE                1,741,914
AT&T                            COM       00206r102      1,301,882      46,629  SHR     SOLE                   46,629
Automatic Data Proc             COM       053015103        660,488      15,450  SHR     SOLE                   15,450
Bank of America Corp            COM       060505104      2,184,245      62,407  SHR     SOLE                   62,407
Bank of Hawaii                  COM       062540109        801,750      15,000  SHR     SOLE                   15,000
Baxter International            COM       071813109     90,725,796   1,382,383  SHR     SOLE                1,382,383
Bemis                           COM       081437105     84,783,636   3,234,782  SHR     SOLE                3,234,782
Berkshire Hathaway              COM       084670207        624,090         142  SHR     SOLE                      142
Berkshire Hathaway B            COM       084670207        633,079         144  SHR     SOLE                      144
Best Buy                        COM       086516101        603,713      16,099  SHR     SOLE                   16,099
BP PLC                          COM       055622104     19,146,818     381,639  SHR     SOLE                  381,639
Briggs & Stratton               COM       109043109     10,821,236     668,803  SHR     SOLE                  668,803
Bristol-Myers Squibb            COM       110122108      7,130,364     341,984  SHR     SOLE                  341,984
Burlington Northern             COM       12189T104      1,081,246      11,698  SHR     SOLE                   11,698
C H Robinson Worldwide          COM       12541W209      4,245,732      83,315  SHR     SOLE                   83,315
Carter Family Corp.             COM                      2,831,092      52,090  SHR     SOLE                   52,090
Caterpillar                     COM       149123101        344,190       5,775  SHR     SOLE                    5,775
Chevron Corp                    COM       166764100      6,490,075      78,687  SHR     SOLE                   78,687
Cisco                           COM       17275R102        907,972      40,247  SHR     SOLE                   40,247
Citigroup Inc                   COM       172967101        665,791      32,462  SHR     SOLE                   32,462
Coca-Cola                       COM       191216100        648,467      12,263  SHR     SOLE                   12,263
Colgate-Palmolive               COM       194162103        519,538       6,895  SHR     SOLE                    6,895
ConocoPhillips                  COM       20825C104     19,799,599     270,302  SHR     SOLE                  270,302
Corning                         COM       219350105     44,229,482   2,827,972  SHR     SOLE                2,827,972
Covance Inc.                    COM       222816100        238,707       2,700  SHR     SOLE                    2,700
Daktronics, Inc                 COM       234264109     20,978,189   1,259,195  SHR     SOLE                1,259,195
Deluxe Corp                     COM       248019101      1,411,299      98,075  SHR     SOLE                   98,075
Disney                          COM       254687106      3,636,673     118,497  SHR     SOLE                  118,497
Donaldson                       COM       257651109    115,731,573   2,761,431  SHR     SOLE                2,761,431
Dow Chemical                    COM       260543103        217,629       6,848  SHR     SOLE                    6,848
Ecolab Inc                      COM       278865100    122,225,803   2,519,081  SHR     SOLE                2,519,081
Emerson Electric                COM       291011104    132,237,738   3,241,916  SHR     SOLE                3,241,916
Enteromedics Inc.               COM       29365m109         59,979      19,286  SHR     SOLE                   19,286
Exxon Mobil Corp                COM       30231G102     24,640,017     317,281  SHR     SOLE                  317,281
Fastenal Co.                    COM       311900104     22,361,076     452,745  SHR     SOLE                  452,745
Fedex Corp.                     COM       31428X106        315,370       3,990  SHR     SOLE                    3,990
G & K Services Cl A             COM       361268105     25,729,293     778,496  SHR     SOLE                  778,496
Genentech Inc                   COM       368710406        336,984       3,800  SHR     SOLE                    3,800
General Dynamics Co             COM       369550108        220,860       3,000  SHR     SOLE                    3,000
General Electric                COM       369604103     92,975,766   3,646,108  SHR     SOLE                3,646,108
General Mills                   COM       370334104    102,082,896   1,485,490  SHR     SOLE                1,485,490
Genuine Parts                   COM       372460105        653,413      16,250  SHR     SOLE                   16,250
Genzyme                         COM       372917104        206,270       2,550  SHR     SOLE                    2,550
Graco Inc                       COM       384109104    108,359,977   3,042,965  SHR     SOLE                3,042,965
Hawkins Chemical                COM       420200107        351,600      20,000  SHR     SOLE                   20,000
HB Fuller                       COM       359694106     84,433,713   4,045,698  SHR     SOLE                4,045,698
Hershey                         COM       427866108        794,754      20,100  SHR     SOLE                   20,100
Hewlett-Packard                 COM       428236103        386,104       8,350  SHR     SOLE                    8,350
Home Depot                      COM       437076102      9,265,977     357,898  SHR     SOLE                  357,898
Honeywell Inc                   COM       438516106     86,751,336   2,087,878  SHR     SOLE                2,087,878
Hormel                          COM       440452100     84,216,945   2,321,305  SHR     SOLE                2,321,305
IBM                             COM       459200101     11,855,421     101,363  SHR     SOLE                  101,363
Ingersoll Rand                  COM       g4776g101        626,517      20,100  SHR     SOLE                   20,100
Integrys Energy Group           COM       45822p105        220,235       4,410  SHR     SOLE                    4,410
Intel                           COM       458140100     33,807,677   1,805,001  SHR     SOLE                1,805,001
J.P. Morgan Chase & Co          COM       46625H100      9,771,461     209,239  SHR     SOLE                  209,239
Johnson & Johnson               COM       478160104    131,157,379   1,893,149  SHR     SOLE                1,893,149
Kimberly-Clark                  COM       494368103     11,935,553     184,077  SHR     SOLE                  184,077
Lilly (Eli)                     COM       532457108     15,021,427     341,163  SHR     SOLE                  341,163
Lincoln Nat'l Corp              COM       534187109      1,022,560      23,886  SHR     SOLE                   23,886
Marshall & Ilsley (New)         COM       571837103      7,735,484     383,895  SHR     SOLE                  383,895
McDonald's Corp                 COM       580135101      1,284,162      20,813  SHR     SOLE                   20,813
Medtronic Inc                   COM       585055106    164,378,768   3,281,013  SHR     SOLE                3,281,013
Merck & Co                      COM       589331107      4,757,765     150,753  SHR     SOLE                  150,753
Merrill Lynch                   COM       590188108      1,178,980      46,600  SHR     SOLE                   46,600
Metavante Technologies          COM       591407101      8,455,333     439,010  SHR     SOLE                  439,010
Microsoft                       COM       594918104      7,756,781     290,625  SHR     SOLE                  290,625
MMM Co.                         COM       88579Y101    152,195,976   2,228,019  SHR     SOLE                2,228,019
Moneygram Intl                  COM       60935Y109      1,082,750     762,500  SHR     SOLE                  762,500
Motorola                        COM       620076109        901,481     126,258  SHR     SOLE                  126,258
MTS Systems                     COM       553777103     67,620,488   1,606,187  SHR     SOLE                1,606,187
Murphy Oil                      COM       626717102      1,603,500      25,000  SHR     SOLE                   25,000
New York Times Co               COM       650111107        274,368      19,200  SHR     SOLE                   19,200
Newell Rubbermaid               COM       651229106        538,823      31,218  SHR     SOLE                   31,218
Nokia                           COM       654902204        266,378      14,283  SHR     SOLE                   14,283
Nuveen Perf Inc Pfd             COM       2822911          250,000         100  SHR     SOLE                      100
Occidental Pete                 COM       674599105        905,283      12,850  SHR     SOLE                   12,850
Oracle Sys                      COM       68389X105        200,866       9,890  SHR     SOLE                    9,890
Patterson Companies             COM       703395103     44,302,109   1,456,827  SHR     SOLE                1,456,827
Pentair Inc                     COM       709631105    120,484,040   3,485,220  SHR     SOLE                3,485,220
PepsiCo Inc                     COM       713448108      1,226,200      17,205  SHR     SOLE                   17,205
Pfizer Inc                      COM       717081103     67,084,425   3,637,984  SHR     SOLE                3,637,984
Philip Morris Intl Inc          COM       718172109        354,353       7,367  SHR     SOLE                    7,367
Principal Financial             COM       74251V102     64,015,758   1,471,965  SHR     SOLE                1,471,965
Procter & Gamble                COM       742718109      3,370,887      48,370  SHR     SOLE                   48,370
Qmed Inc                        COM       74791410              65      21,530  SHR     SOLE                   21,530
Qualcomm, Inc.                  COM       747525103        429,700      10,000  SHR     SOLE                   10,000
Qwest Communications            COM       749121109         32,300      10,000  SHR     SOLE                   10,000
Regal Life Concepts             COM       75882A102          7,800      10,000  SHR     SOLE                   10,000
Royal Bank of Canada            COM       780087102      1,004,578      20,920  SHR     SOLE                   20,920
Royal Dutch Shell PLC Spons AD  COM       780259206      1,705,743      28,906  SHR     SOLE                   28,906
Schlumberger Ltd                COM       806857108     25,492,559     326,451  SHR     SOLE                  326,451
SEI Investments Co.             COM       784117103        205,184       9,243  SHR     SOLE                    9,243
Sigma Aldrich                   COM       826552101        532,063      10,150  SHR     SOLE                   10,150
Sonus Networks                  COM       835916107         96,630      33,552  SHR     SOLE                   33,552
St. Jude Medical                COM       790849103     72,692,404   1,671,474  SHR     SOLE                1,671,474
Staples Inc                     COM       855030102        438,458      19,487  SHR     SOLE                   19,487
Starbucks Corp                  COM       855244109        374,724      25,200  SHR     SOLE                   25,200
State Street Corp               COM       857477103        403,848       7,100  SHR     SOLE                    7,100
Stratasys Inc.                  COM       862685104     16,838,722     963,865  SHR     SOLE                  963,865
Sturm Ruger                     COM       864159108        242,900      35,000  SHR     SOLE                   35,000
Super Valu                      COM       868536103     16,709,099     770,005  SHR     SOLE                  770,005
SurModics Inc                   COM       868873100     32,677,897   1,037,723  SHR     SOLE                1,037,723
Sysco                           COM       871829107        285,455       9,259  SHR     SOLE                    9,259
Target Corp                     COM       87612E106    142,733,158   2,909,952  SHR     SOLE                2,909,952
TCF Financial                   COM       872275102     81,345,744   4,519,208  SHR     SOLE                4,519,208
Techne Corp                     COM       878377100     17,106,143     237,190  SHR     SOLE                  237,190
Tempra Technology               COM       200509271         74,000      40,000  SHR     SOLE                   40,000
Tennant Company                 COM       880345103        294,636       8,600  SHR     SOLE                    8,600
Tiffany & Co                    COM       886547108        319,680       9,000  SHR     SOLE                    9,000
Time Warner                     COM       887315109        195,785      14,934  SHR     SOLE                   14,934
Toro                            COM       891092108    100,826,433   2,441,318  SHR     SOLE                2,441,318
Travelers Companies Inc         COM       89417E109     45,853,773   1,014,464  SHR     SOLE                1,014,464
United Parcel Service           COM       911312106     36,668,140     583,052  SHR     SOLE                  583,052
United Technologies             COM       913017109        535,195       8,911  SHR     SOLE                    8,911
UnitedHealth Group              COM       91324p102        936,789      36,896  SHR     SOLE                   36,896
US Bancorp                      COM       902973304    140,915,812   3,912,155  SHR     SOLE                3,912,155
Valspar                         COM       920355104    111,804,012   5,015,882  SHR     SOLE                5,015,882
Verizon Comm                    COM       92343V104      6,502,061     202,620  SHR     SOLE                  202,620
Walgreen Co.                    COM       931422109        513,998      16,602  SHR     SOLE                   16,602
WalMart                         COM       931142103        523,498       8,741  SHR     SOLE                    8,741
Washington Post Co              COM       939640108        835,140       1,500  SHR     SOLE                    1,500
Wells Fargo & Co                COM       949746101    175,835,031   4,685,186  SHR     SOLE                4,685,186
Western Union                   COM       959802109      3,665,592     148,585  SHR     SOLE                  148,585
Weyerhaeuser                    COM       962166104        721,871      11,916  SHR     SOLE                   11,916
WM Wrigley Jr Co                COM       982526105        322,523       4,062  SHR     SOLE                    4,062
Woodward Governor               COM       980745103        352,700      10,000  SHR     SOLE                   10,000
Wyeth                           COM       983024100      4,539,926     122,900  SHR     SOLE                  122,900
Xcel Energy Inc.                COM       98389B100      9,843,056     492,399  SHR     SOLE                  492,399
Zimmer Holdings, Inc.           COM       98956P102     41,186,522     637,957  SHR     SOLE                  637,957

COMMON STOCK SUBTOTAL                                3,442,613,386  98,649,938                             98,649,938

PREFERRED STOCK
Gen Elec Cap Corp 6.10% Pub In            369622519        208,770      10,000  SHR     SOLE                   10,000
USB CAP VIII 6.35%                        903307205        276,741      14,265  SHR     SOLE                   14,265
Wells Fargo Cap 6.25                      94979S207        239,141      11,975  SHR     SOLE                   11,975
Wells Fargo Cap 7% Due 9/1/31             94976Y207        243,540      11,070  SHR     SOLE                   11,070
Xcel Energy Inc. 7.6 Jr. Sub              98389B886        249,327      10,655  SHR     SOLE                   10,655

PREFERRED STOCK SUBTOTAL                                 1,217,519      57,965                                 57,965

ETF
iShares MSCI EAFE Index Fd                464287465        271,929       4,830  SHR     SOLE                    4,830

ETF SUBTOTAL                                               271,929       4,830                                  4,830

CONVERTIBLE BOND
NorAm Energy 6% Due 03/15/12              655419AC3        598,584     636,791  PRN     SOLE                  636,791

GRAND TOTALS                                         3,444,701,418  99,349,524                             99,349,524